Document and Entity Information	Mar. 02, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001091748
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, Address Line Two	P.O. Box HM 1282
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Guaranteeof Argo Group U . S . Inc .6.500 Senior Notesdue 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.500% Senior Notes due 2042 issued by Argo Group U.S., Inc. and the Guarantee with respect thereto
Trading Symbol	ARGD
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 7.00 Resettable Fixed Rate Preference Share Series A Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, Par Value $1.00 Per Share
Trading Symbol	ARGOPrA
Security Exchange Name	NYSE